Construction Contracts - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accumulated Earned Revenue Expense And Others [Line Items]
Revenue that was included in contract liability balance at beginning of period	₩ 711,839	₩ 661,212
Construction Contracts [Member]
Accumulated Earned Revenue Expense And Others [Line Items]
Revenue that was included in contract liability balance at beginning of period	5,051
Revenue from performance obligations satisfied or partially satisfied in previous periods	15,663
Receivables from contracts with customers	₩ 85,757	₩ 57,639